Loans to Customers at Amortized Cost (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Loans to Customers at Amortized Cost (Details) [Line Items]
Loans to customers	$ 30,101,583	$ 42,283,443	$ 29,384,039
Commercial loan guarantee obligations	2,021,688
Total over due portfolio	$ 4,625		7,295
Minimum [Member]
Loans to Customers at Amortized Cost (Details) [Line Items]
Average life	2 years
Maximum [Member]
Loans to Customers at Amortized Cost (Details) [Line Items]
Average life	15 years
Finance Lease For Real Estate [Member]
Loans to Customers at Amortized Cost (Details) [Line Items]
Loans to customers	$ 803,238		779,682
Finance Lease For Other Assets [Member]
Loans to Customers at Amortized Cost (Details) [Line Items]
Loans to customers	$ 789,969		$ 840,159